Schedule H, Line 4i - Schedule of Assets (Details) - EBP 044	12 Months Ended
Apr. 30, 2026 USD ($) loan shares
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	044
Entity tax identification number	59-3305930
Number of notes receivable from Participants outstanding | loan	6,442
Notes receivable from Participants* outstanding – interest rates ranging from 4.25% – 9.50% with varying maturities	$ 37,666,732
Total	$ 1,895,866,430
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates on notes receivable from Participants outstanding	9.50%
Darden common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,774,972
Current value	$ 355,988,384
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	6,745,577
Current value	$ 6,745,577
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	6,075,000
Current value	$ 395,287,776
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	66,928,648
Current value	$ 1,100,177,961
Investment, Identifier [Axis]: Common collective trust | Invesco Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	54,754,278
Current value	$ 53,161,083
Investment, Identifier [Axis]: Common collective trust | TS&W International Large Cap Equity M Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,857,081
Current value	$ 39,793,430
Investment, Identifier [Axis]: Common collective trust | Vanguard Institutional Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	165,642
Current value	$ 12,872,017
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	190,258
Current value	$ 16,620,923
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	593,945
Current value	$ 56,787,111
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	763,513
Current value	$ 78,145,556
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,221,365
Current value	$ 135,034,168
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,049,914
Current value	$ 126,367,668
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,389,500
Current value	$ 176,952,762
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	1,180,993
Current value	$ 156,257,194
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	754,890
Current value	$ 121,869,405
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	885,571
Current value	$ 75,140,692
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	760,842
Current value	$ 39,700,730
Investment, Identifier [Axis]: Common collective trust | Vanguard Target Retirement 2070 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	360,856
Current value	$ 11,475,222
Investment, Identifier [Axis]: Mutual funds | BlackRock Advantage Small Cap Core Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,435,436
Current value	$ 56,185,502
Investment, Identifier [Axis]: Mutual funds | John Hancock Bond Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	235,465
Current value	$ 3,190,547
Investment, Identifier [Axis]: Mutual funds | Vanguard Extended Market Index I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	326,094
Current value	$ 55,967,587
Investment, Identifier [Axis]: Mutual funds | Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	410,174
Current value	$ 236,859,363
Investment, Identifier [Axis]: Mutual funds | Vanguard Total Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	2,565,111
Current value	$ 24,778,974
Investment, Identifier [Axis]: Mutual funds | Vanguard Total International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	102,720
Current value	$ 18,305,803
Investment, Identifier [Axis]: Short-term investments | AllSpring Government Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Face amount or number of units (in shares) | shares	6,745,577
Current value	$ 6,745,577